Document and Entity Information	Jun. 06, 2025
Cover [Abstract]
Entity Information, Former Legal or Registered Name	Piedmont Office Realty Trust,Inc.
Amendment Flag	false
Entity Central Index Key	0001042776
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 06, 2025
Entity Registrant Name	Piedmont Realty Trust, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-34626
Entity Tax Identification Number	58-2328421
Entity Address, Address Line One	5565 Glenridge Connector Ste. 450
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30342
City Area Code	(770)
Local Phone Number	418-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	PDM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false